Annual Fund Operating Expenses (Vanguard Limited-Term Tax-Exempt Fund Retail)	Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Limited-Term Tax-Exempt Fund Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.16%	0.09%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.12%